Condensed Consolidated Interim Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Condensed Consolidated Interim Statements of Cash Flows [Abstract]
Net loss for the period	$ (4,483)		$ (4,476)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance pay benefits, net	59		5
Depreciation of property and equipment	88		84
Loss from disposal of fixed assets	1
Stock compensation expense	518		686
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	1,607		(812)
Decrease (increase) in other current assets	(268)		210
Increase in inventories	(709)		(1,036)
Increase (decrease) in trade payables	(639)		1,384
Interest on principle shareholder convertible loan	24		39
Decrease in other payables and accrued expenses	(156)		(215)
Net cash used for operating activities	(3,958)		(4,131)
Investing activities:
Purchase of property and equipment	(106)		(67)
Net cash used for investing activities	(106)		(67)
Financing activities:
Proceeds from short term loans			218
Repayment of short term loans			(392)
Proceeds from principle shareholder loan			3,500
Proceeds from issuance of shares At-The-Market, net			3
Net cash provided by financing activities			3,329
Net decrease in cash and cash equivalents	(4,064)		(869)
Cash and cash equivalents at the beginning of the period	5,194	[1]	2,183	[1]
Cash and cash equivalents at the end of the period	1,130	[1]	1,314	[1]
Non - cash investing activities
Purchase of property and equipment	2
Non - cash financing activities
Conversion of loans			$ 6,539

[1]	As of June 30, 2014 $56,000 is deposited in NIS bearing an average annual interest of 0.7%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee. As of December 31, 2013 $56,000 is deposited in NIS bearing an average annual interest of 0.15%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.